Securitisations - Continuing involvement in financial assets that have been derecognised (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	[1]	£ 0	£ 94
Fair value	[1]	0	94
Maximum exposure to loss	[1]	0	94
Gain (loss) from continuing involvement for the year		0	1
Gain (loss) from continuing involvement, cumulative		0	1
Commercial mortgage backed security [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	[1]	135	94
Fair value	[1]	135	94
Maximum exposure to loss	[1]	135	94
Gain (loss) from continuing involvement for the year		2	1
Gain (loss) from continuing involvement, cumulative		£ 3	£ 1

[1]	Assets which represent the Barclays Group’s continuing involvement in derecognised assets are recorded in Loans and advances at amortised cost .